Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS MARKET TRUST
Entity Central Index Key		0000095603
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000016894
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder Fund
Class Name		Class A
Trading Symbol		KTRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.90%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.90%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	22.83%	5.39%	5.20%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	15.77%	4.15%	4.58%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 602,559,268
Holdings Count | Holding		298
Advisory Fees Paid, Amount		$ 2,223,446
InvestmentCompanyPortfolioTurnover		306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 1.12%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 1.12%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016897
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder Fund
Class Name		Class C
Trading Symbol		KTRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.74%

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 193
Expense Ratio, Percent		1.74%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	21.78%	4.52%	4.36%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	20.78%	4.52%	4.36%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 602,559,268
Holdings Count | Holding		298
Advisory Fees Paid, Amount		$ 2,223,446
InvestmentCompanyPortfolioTurnover		306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000148117
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder Fund
Class Name		Class R6
Trading Symbol		KTRZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.56%

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.56%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	23.14%	5.73%	5.51%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 602,559,268
Holdings Count | Holding		298
Advisory Fees Paid, Amount		$ 2,223,446
InvestmentCompanyPortfolioTurnover		306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016899
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder Fund
Class Name		Class S
Trading Symbol		KTRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$79	0.71%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.71%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	23.05%	5.59%	5.41%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 602,559,268
Holdings Count | Holding		298
Advisory Fees Paid, Amount		$ 2,223,446
InvestmentCompanyPortfolioTurnover		306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016900
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder Fund
Class Name		Institutional Class
Trading Symbol		KTRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.67%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.67%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	23.14%	5.64%	5.45%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 602,559,268
Holdings Count | Holding		298
Advisory Fees Paid, Amount		$ 2,223,446
InvestmentCompanyPortfolioTurnover		306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.